Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Restricted net assets	R$ 20,230,455	R$ 21,269,258
Copel Geracoe Transmissao S A [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	12,790,070	12,662,224
CCEE liabilities | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	6,610,274	7,558,556
Compagas [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	557,130	507,901
U E G Araucaria [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	R$ 272,981	R$ 540,577